SCOPE OF CONSOLIDATION - Noncontrolling Interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Equity attributable to non-controlling interests	€ 4,018	€ 5,998
Net profit attributable to non-controlling interests	€ 1,063	€ 2,890	€ 1,949